Annual Total Returns[BarChart] - NVIT Blueprint Conservative Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.41%	7.50%	4.93%	3.34%	(0.73%)	4.61%	6.36%	(2.60%)	10.67%	7.59%